Operating Segment and Geographic Information	12 Months Ended
Mar. 31, 2011
Operating Segment and Geographic Information
Operating Segment and Geographic Information

(18) Operating Segment and Geographic Information

Advantest manufactures and sells semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products. Advantest's organizational structure consists of three reportable operating segments, which are the design, manufacturing, and sale of semiconductor and component test systems, mechatronics systems and services, support and others. These reportable operating segments are determined based on the nature of the products and the markets. Segment information is prepared on the same basis that Advantest's management reviews financial information for operational decision making purposes.

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products, for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Fundamental research and development activities and headquarters functions are represented by Corporate.

Reportable operating segment information during the years ended March 31, 2009, 2010 and 2011 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2009:
Net sales to unaffiliated customers	¥48,629	12,208	15,815	—	76,652
Inter-segment sales	587	2,180	—	(2,767)	—

Net sales	49,216	14,388	15,815	(2,767)	76,652
Depreciation and amortization	3,893	1,813	2,668	345	8,719
Impairment charges to long-lived assets and goodwill	8,491	4,507	606	262	13,866
Operating income (loss) before stock option compensation expenses	(28,914)	(11,865)	(1,099)	(7,331)	(49,209)
Adjustment:
Stock based compensation expense					248

Operating income (loss)					(49,457)
Expenditures for additions to long- lived assets	1,657	1,249	1,606	96	4,608
Total assets	29,449	11,017	10,773	150,820	202,059

As of and for the year ended March 31, 2010:
Net sales to unaffiliated customers	¥30,168	11,219	11,838	—	53,225
Inter-segment sales	2,404	18	—	(2,422)	—

Net sales	32,572	11,237	11,838	(2,422)	53,225
Depreciation and amortization	1,364	470	1,977	503	4,314
Operating income (loss) before stock option compensation expenses	(7,042)	(1,897)	2,175	(4,732)	(11,496)
Adjustment:
Stock based compensation expense					143

Operating income (loss)					(11,639)
Expenditures for additions to long- lived assets	942	396	1,856	231	3,425
Total assets	38,782	10,478	11,474	127,929	188,663

As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income (loss)					6,111
Expenditures for additions to long-lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

Adjustments to operating income (loss) in Corporate principally represent corporate general and administrative expenses and research and development expenses related to fundamental research activities that are not allocated to operating segments.

Advantest uses the operating income (loss) before stock option compensation expenses for management's analysis of business segment results.

Additions to long-lived assets included in Corporate consist of purchases of software and fixed assets for general corporate use.

Total assets included in Corporate consist of cash and cash equivalents, assets for general corporate use and assets used for fundamental research activities, which are not allocated to reportable segments.

One customer and its related entities mainly in the semiconductor and component test system segment and the mechatronics system segment accounted for approximately 24%, 20% and 20% of total consolidated net sales for the years ended March 31, 2009, 2010 and 2011, respectively. Other customer accounted for approximately 1%, 2% and 13% for the years ended March 31, 2009, 2010 and 2011, respectively. Another customer accounted for approximately 14%, 6% and 7% for the years ended March 31, 2009, 2010 and 2011, respectively.

Information as to Advantest's net sales and long-lived assets in various geographical areas was as follows:

Net sales to unaffiliated customers for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Japan	¥24,734	11,976	22,398
Americas	11,759	4,930	9,278
Europe	2,844	2,137	2,252
Asia	37,315	34,182	65,706

Total	¥76,652	53,225	99,634

Net sales to unaffiliated customers are based on the customer's location. Net sales indicated as Asia were generated in Taiwan, Korea and China and others in the amount of ¥10,240 million, ¥14,074 million and ¥13,001 million for the year ended March 31, 2009, ¥12,805 million, ¥10,334 million and ¥11,043 million for the year ended March 31, 2010, and ¥21,835 million, ¥20,752 million and ¥23,119 million for the year ended March 31, 2011, respectively. Substantially all net sales indicated as Americas were generated in the United States of America.

Long-lived assets as of March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Japan	¥31,723	31,067	30,696
Americas	108	219	288
Europe	634	606	598
Asia	2,979	2,434	1,815

Total	¥35,444	34,326	33,397

Long-lived assets are those assets located in each geographic area.

There was no individually material country with respect to long-lived assets outside Japan. Substantially all long-lived assets indicated as Americas were located in the United States of America. The significant portion of long-lived assets in Asia was located in Singapore, Taiwan and Korea.